Warrants and Unit Purchase Options (Details Textual)	1 Months Ended	8 Months Ended	12 Months Ended				1 Months Ended	8 Months Ended	1 Months Ended	8 Months Ended
	Nov. 30, 2009 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 16, 2010 USD ($)	Nov. 25, 2009 USD ($)	Nov. 30, 2009 Cohen Securities [Member] USD ($)	Dec. 31, 2012 Cohen Securities [Member]	Dec. 31, 2010 Unit Purchase Options [Member] USD ($)	Dec. 31, 2012 Unit Purchase Options [Member]	Apr. 30, 2012 Unit Purchase Options [Member]	Apr. 30, 2011 Unit Purchase Options [Member]	Dec. 16, 2010 Unit Purchase Options [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,600,000		3,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						10		15
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Share Price					$ 11.50	$ 11.50
Investment Warrants Expiration Date Range Start	Dec. 16, 2010		Dec. 16, 2010				Dec. 16, 2010			Dec. 16, 2010
Investment Warrants Expiration Date Range End	Nov. 18, 2014		Nov. 18, 2014				Nov. 18, 2014			Nov. 18, 2014
Description Of Warrant Redeemption	The Company may redeem the Warrants, at a price of $.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Underwriters Discount Percentage	7.00%
Underwriters Discount Contingent Percentage	4.00%
Unit Purchase Option Price	100,000						$ 100,000		$ 15
Black Scholes Option Price							2.14
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.59%
Fair Value Assumptions, Risk Free Interest Rate		5 years
Class of Warrant or Right, Outstanding		4,781,122	4,781,122	7,200,000
Description Of Warrant Repurchase			the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Warrant Repurchase During Period			2,418,878
Warrants and Rights Outstanding			$ 7,200,000,000
Escrow Agreement Date			Dec. 16, 2011
Unit Purchase Options Outstanding		579,250	579,250	720,000						289,625	289,625	360,000	360,000
Repurchase Of Unit Purchase Options											70,375
Percentage Of Units Sold In Offering								10.00%
Percentage Of Public Offering Price								150.00%